UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Starboard Value LP
Address: 830 Third Avenue, 3rd Floor
         New York, New York 10022

Form 13F File Number: 28-14564

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey C. Smith
Title:   Managing Member, CEO and CIO
Phone:   (212) 845-7977

Signature, Place, and Date of Signing:

         /s/ Jeffrey C. Smith, New York, NY, February 14, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         6
                                                              ------------------

Form 13F Information Table Entry Total:                                   26
                                                              ------------------

Form 13F Information Table Value Total:                             $880,239
                                                              ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14565                   Starboard Value GP LLC

         2         28-14566                   Starboard Principal Co LP

         3         28-14567                   Starboard Principal Co GP LLC

         4         28-14568                   Jeffrey C. Smith

         5         28-14570                   Mark R. Mitchell

         6         28-14569                   Peter A. Feld

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                                                     FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7               COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- --------    --------------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER            VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER       SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- --------    --------- ------ ---------
AMERISTAR CASINOS INC        COM            03070Q101  11,808    450,000 SH        DEFINED   1,2,3,4,5,6    450,000
CALGON CARBON CORP           COM            129603106  25,524  1,800,000 SH        DEFINED   1,2,3,4,5,6  1,800,000
CIRCOR INT INC               COM            17273K109     990     25,000 SH        DEFINED   1,2,3,4,5,6     25,000
COINSTAR INC                 COM            19259P300   1,300     25,000 SH        DEFINED   1,2,3,4,5,6     25,000
COMPUWARE CORP               COM            205638109  76,090  7,000,000 SH        DEFINED   1,2,3,4,5,6  7,000,000
DSP GROUP INC                COM            23332B106  12,799  2,222,079 SH        DEFINED   1,2,3,4,5,6  2,222,079
EXTREME NETWORKS INC         COM            30226D106  34,216  9,400,000 SH        DEFINED   1,2,3,4,5,6  9,400,000
HARRY WINSTON DIAMOND CORP   COM            41587B100   6,332    450,000 SH        DEFINED   1,2,3,4,5,6    450,000
INTEGRATED DEVICE TECHNOLOGY COM            458118106  91,250 12,500,000 SH        DEFINED   1,2,3,4,5,6 12,500,000
INTERNATIONAL RECTIFIER CORP COM            460254105   8,422    475,000 SH        DEFINED   1,2,3,4,5,6    475,000
ISHARES TR                   RUSL 2000      464287630  43,033    569,899 SH        DEFINED   1,2,3,4,5,6    569,899
                             VALU
MIPS TECHNOLOGIES INC        COM            604567107   8,030  1,029,547 SH        DEFINED   1,2,3,4,5,6  1,029,547
OFFICE DEPOT INC             COM            676220106 138,088 42,100,000 SH        DEFINED   1,2,3,4,5,6 42,100,000
PROGRESS SOFTWARE CORP       COM            743312100  87,948  4,190,000 SH        DEFINED   1,2,3,4,5,6  4,190,000
QUANTUM CORP                 COM DSSG       747906204  28,545 23,020,000 SH        DEFINED   1,2,3,4,5,6 23,020,000
REGIS CORP MINN              COM            758932107  16,423    970,600 SH        DEFINED   1,2,3,4,5,6    970,600
REGIS CORP MINN              NOTE           758932AA5  60,983 49,429,000 PRN       DEFINED   1,2,3,4,5,6                  49,429,000
                             5.000% 7/1
SEACHANGE INTL INC           COM            811699107  27,735  2,868,198 SH        DEFINED   1,2,3,4,5,6  2,868,198
SEACOR HOLDINGS INC          COM            811904101   5,866     70,000 SH        DEFINED   1,2,3,4,5,6     70,000
TESSERA TECHNOLOGIES INC     COM            88164L100  52,640  3,200,000 SH        DEFINED   1,2,3,4,5,6  3,200,000
TETRA TECHNOLOGIES INC       COM            88162F105   7,211    950,000 SH        DEFINED   1,2,3,4,5,6    950,000
UNWIRED PLANET INC NEW       COM            91531F103  10,216  8,513,000 SH        DEFINED   1,2,3,4,5,6  8,513,000
UTI WORLDWIDE INC            ORD            G87210103  36,180  2,700,000 SH        DEFINED   1,2,3,4,5,6  2,700,000
VIAD CORP                    COM NEW        92552R406  15,617    575,000 SH        DEFINED   1,2,3,4,5,6    575,000
WAUSAU PAPER CORP            COM            943315101  63,218  7,300,000 SH        DEFINED   1,2,3,4,5,6  7,300,000
WEBSENSE INC                 COM            947684106   9,776    650,000 SH        DEFINED   1,2,3,4,5,6    650,000

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